Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,998
Ending balance	$ 3,833		3,833
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,833	$ 2,794	3,833	$ 2,794
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,350	2,403	3,350	2,403
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	483	391	483	391
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	159	106	142	105
Net remeasurement of loss allowance	(23)	(20)	2	(18)
Loan originations	6	10	13	15
Loan purchases	31		31
Derecognitions and maturities	(2)	(4)	(4)	(7)
Model changes	51		44
Total Provision for Credit Losses (PCL)	63	(14)	86	(10)
Write-offs	(2)	(3)	(5)	(4)
Recoveries of previous write-offs	2	2	3	3
Foreign exchange and other	(4)	(2)	(8)	(5)
Ending balance	218	89	218	89
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	539	546	517	576
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Net remeasurement of loss allowance	129	(10)	216	(7)
Loan originations	16	20	28	36
Loan purchases	179		179
Derecognitions and maturities	(17)	(16)	(27)	(33)
Model changes	(21)	(12)	(34)	(12)
Total Provision for Credit Losses (PCL)	286	(18)	362	(16)
Write-offs	(82)	(42)	(144)	(92)
Recoveries of previous write-offs	14	21	29	39
Foreign exchange and other	(6)	(3)	(13)	(3)
Ending balance	751	504	751	504
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	395	319	365	359
Net remeasurement of loss allowance	80	19	168	19
Loan originations	21	12	39	25
Loan purchases	25		25
Derecognitions and maturities	(8)	(6)	(14)	(14)
Model changes				(6)
Total Provision for Credit Losses (PCL)	118	25	218	24
Write-offs	(104)	(57)	(184)	(114)
Recoveries of previous write-offs	23	20	42	40
Foreign exchange and other	(6)	(6)	(15)	(8)
Ending balance	426	301	426	301
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,935	1,821	1,974	1,918
Transfer to Stage 3
Net remeasurement of loss allowance	101	(58)	129	(171)
Loan originations	63	174	144	292
Loan purchases	470		470
Derecognitions and maturities	(79)	(64)	(171)	(164)
Model changes	(1)		(1)	(5)
Total Provision for Credit Losses (PCL)	554	52	571	(48)
Write-offs	(67)	(29)	(143)	(56)
Recoveries of previous write-offs	14	11	25	18
Foreign exchange and other	2	45	11	68
Ending balance	2,438	1,900	2,438	1,900
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,652	977	1,652	977
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,365	765	1,365	765
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	287	212	287	212
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	50	49	59	46
Transfer to Stage 1	15	9	39	20
Transfer to Stage 2	(2)	(1)	(11)	(2)
Transfer to Stage 3	(1)		(1)
Net remeasurement of loss allowance	(25)	(27)	(32)	(38)
Loan originations	6	10	13	15
Loan purchases	31		31
Derecognitions and maturities	(1)	(2)	(2)	(3)
Model changes	5		(19)
Total Provision for Credit Losses (PCL)	28	(11)	18	(8)
Foreign exchange and other	(1)	(1)		(1)
Ending balance	77	37	77	37
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	111	131	111	128
Transfer to Stage 1	67	71	127	129
Transfer to Stage 2	(14)	(13)	(25)	(22)
Transfer to Stage 3	(12)	(1)	(13)	(2)
Net remeasurement of loss allowance	(69)	(85)	(109)	(140)
Loan originations	15	20	27	36
Loan purchases	179		179
Derecognitions and maturities	(10)	(6)	(13)	(12)
Model changes	(10)	(11)	(26)	(11)
Total Provision for Credit Losses (PCL)	146	(25)	147	(22)
Foreign exchange and other			(1)
Ending balance	257	106	257	106
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	126	113	115	114
Transfer to Stage 1	45	34	85	85
Transfer to Stage 2	(11)	(7)	(20)	(17)
Transfer to Stage 3	(1)	(1)	(2)	(1)
Net remeasurement of loss allowance	(47)	(50)	(83)	(107)
Loan originations	21	12	39	25
Loan purchases	25		25
Derecognitions and maturities	(2)	(1)	(3)	(3)
Model changes				2
Total Provision for Credit Losses (PCL)	30	(13)	41	(16)
Foreign exchange and other		(2)	0
Ending balance	156	98	156	98
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	751	700	746	662
Transfer to Stage 1	51	74	138	167
Transfer to Stage 2	(42)	(40)	(72)	(56)
Transfer to Stage 3	(16)		(17)
Net remeasurement of loss allowance	(78)	(176)	(192)	(305)
Loan originations	60	174	141	292
Loan purchases	470		470
Derecognitions and maturities	(37)	(32)	(78)	(73)
Model changes	0			1
Total Provision for Credit Losses (PCL)	408		390	26
Foreign exchange and other	3	36	26	48
Ending balance	1,162	736	1,162	736
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,638	1,297	1,638	1,297
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,453	1,130	1,453	1,130
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	185	167	185	167
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	96	40	67	40
Transfer to Stage 1	(15)	(9)	(39)	(19)
Transfer to Stage 2	5	3	15	6
Transfer to Stage 3	(4)	(2)	(6)	(4)
Net remeasurement of loss allowance	4	6	34	16
Derecognitions and maturities	(1)	(2)	(2)	(4)
Model changes	46		63
Total Provision for Credit Losses (PCL)	35	(4)	65	(5)
Foreign exchange and other	2		1	1
Ending balance	133	36	133	36
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	316	324	304	357
Transfer to Stage 1	(64)	(68)	(122)	(124)
Transfer to Stage 2	25	20	45	35
Transfer to Stage 3	(22)	(20)	(44)	(43)
Net remeasurement of loss allowance	125	60	202	100
Loan originations	1		1
Derecognitions and maturities	(7)	(10)	(14)	(21)
Model changes	(11)	(1)	(8)	(1)
Total Provision for Credit Losses (PCL)	47	(19)	60	(54)
Foreign exchange and other	1	1		3
Ending balance	364	306	364	306
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	269	206	250	245
Transfer to Stage 1	(45)	(34)	(85)	(85)
Transfer to Stage 2	11	7	20	17
Transfer to Stage 3	(40)	(27)	(73)	(56)
Net remeasurement of loss allowance	80	55	170	100
Derecognitions and maturities	(6)	(5)	(11)	(11)
Model changes				(8)
Total Provision for Credit Losses (PCL)		(4)	21	(43)
Foreign exchange and other	1	1	(1)	1
Ending balance	270	203	270	203
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	771	735	789	855
Transfer to Stage 1	(48)	(72)	(134)	(137)
Transfer to Stage 2	44	45	119	102
Transfer to Stage 3	(21)	(24)	(51)	(32)
Net remeasurement of loss allowance	149	84	213	30
Loan originations	3		3
Loan purchases	0		0
Derecognitions and maturities	(42)	(32)	(93)	(91)
Model changes	(1)		(1)	(6)
Total Provision for Credit Losses (PCL)	84	1	56	(134)
Foreign exchange and other	16	16	26	31
Ending balance	871	752	871	752
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	543	520	543	520
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	532	508	532	508
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	11	12	11	12
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	13	17	16	19
Transfer to Stage 1				(1)
Transfer to Stage 2	(3)	(2)	(4)	(4)
Transfer to Stage 3	5	2	7	4
Net remeasurement of loss allowance	(2)	1		4
Total Provision for Credit Losses (PCL)		1	3	3
Write-offs	(2)	(3)	(5)	(4)
Recoveries of previous write-offs	2	2	3	3
Foreign exchange and other	(5)	(1)	(9)	(5)
Ending balance	8	16	8	16
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	112	91	102	91
Transfer to Stage 1	(3)	(3)	(5)	(5)
Transfer to Stage 2	(11)	(7)	(20)	(13)
Transfer to Stage 3	34	21	57	45
Net remeasurement of loss allowance	73	15	123	33
Total Provision for Credit Losses (PCL)	93	26	155	60
Write-offs	(82)	(42)	(144)	(92)
Recoveries of previous write-offs	14	21	29	39
Foreign exchange and other	(7)	(4)	(12)	(6)
Ending balance	130	92	130	92
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	41	28	75	57
Net remeasurement of loss allowance	47	14	81	26
Total Provision for Credit Losses (PCL)	88	42	156	83
Write-offs	(104)	(57)	(184)	(114)
Recoveries of previous write-offs	23	20	42	40
Foreign exchange and other	(7)	(5)	(14)	(9)
Ending balance	0		0
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	413	386	439	401
Transfer to Stage 1	(3)	(2)	(4)	(30)
Transfer to Stage 2	(2)	(5)	(47)	(46)
Transfer to Stage 3	37	24	68	32
Net remeasurement of loss allowance	30	34	108	104
Total Provision for Credit Losses (PCL)	62	51	125	60
Write-offs	(67)	(29)	(143)	(56)
Recoveries of previous write-offs	14	11	25	18
Foreign exchange and other	(17)	(7)	(41)	(11)
Ending balance	$ 405	$ 412	$ 405	$ 412